Summary of Share Option Activity under 2006 Option Plan and 2007 Incentive Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of options
Beginning Balance	3,396,500
Forfeited	(542,500)
Ending Balance	2,854,000	3,396,500
Vested and expected to be vested at end of period	2,854,000
Exercisable at end of period	2,854,000
Weighted-average exercise price
Beginning balance	$ 1.72
Forfeited	$ 1.42
Ending Balance	$ 1.77	$ 1.72
Vested and expected to be vested at end of period	$ 1.77
Exercisable at end of period	$ 1.77
Weighted-average remaining contractual term (Years)
Ending Balance	3 years 2 months 19 days	4 years 3 months 11 days
Vested and expected to be vested at end of period	3 years 2 months 19 days
Exercisable at end of period	3 years 2 months 19 days
Aggregate intrinsic value
Beginning Balance	$ 0
Forfeited	0
Ending balance	0	0
Vested and expected to be vested	0
Ending Balance, Exercisable	$ 0